Earnings Per Share (Eps) (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share (Eps) [Abstract]
Schedule of basic and diluted loss per share
	2022	2021	2020
	USD	USD	USD
		(recast)	(recast)
Basic loss per share
Net loss attributable to the equity holders of the Parent	(61,019,350)	(17,786,681)	(5,585,948)
Shares used in computation:
Weighted-average shares outstanding	26,005,564	17,210,188	16,325,468

Basic net loss per share attributable to equity holders of the Parent	(2.35)	(1.03)	(0.34)

Diluted loss per share
Net loss attributable to the equity holders of the Parent	(61,019,350)	(17,786,681)	(5,585,948)
Shares used in computation:
Weighted-average shares outstanding	26,005,564	17,210,188	16,325,468

Diluted net loss per share attributable to equity holders of the Parent	(2.35)	(1.03)	(0.34)